The Gabelli Healthcare & WellnessRx Trust

Schedule of Investments — March 31, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 95.4%
	Beverages — 5.1%
60,000	China Mengniu Dairy Co. Ltd.	$223,186
69,000	Danone SA	5,316,683
41,000	ITO EN Ltd	2,127,132
40,000	Keurig Dr Pepper Inc.	1,118,800
30,000	Massimo Zanetti Beverage Group SpA	201,243
7,000	Morinaga Milk Industry Co. Ltd.	237,165
20,000	PepsiCo Inc.	2,451,000
30,000	Suntory Beverage & Food Ltd.	1,407,561
424,000	Vitasoy International Holdings Ltd.	2,052,497

		15,135,267

	Biotechnology — 8.4%
21,000	Alexion Pharmaceuticals Inc.†	2,838,780
7,500	Bio-Rad Laboratories Inc., Cl. A†	2,292,600
22,200	Celgene Corp.†	2,094,348
15,000	Charles River Laboratories International Inc.†	2,178,750
8,000	Clovis Oncology Inc.†	198,560
2,000	Idorsia Ltd.†	35,190
3,800	Illumina Inc.†	1,180,622
6,500	Invitae Corp.†	152,230
25,000	Ligand Pharmaceuticals Inc.†	3,142,750
50,000	NeoGenomics Inc.†.	1,023,000
185,000	Osiris Therapeutics Inc.†	3,515,000
1,200	Regeneron Pharmaceuticals Inc.†	492,744
45,000	Spark Therapeutics Inc.†	5,124,600
12,000	Tetraphase Pharmaceuticals Inc.†	16,080
1,600	Waters Corp.†	402,736

		24,687,990

	Electronics — 2.3%
25,000	Thermo Fisher Scientific Inc.	6,843,000

	Financials — 0.2%
5,000	Ellie Mae Inc.†	493,450

	Food — 23.2%
15,000	Calavo Growers Inc.	1,257,750
35,000	Campbell Soup Co.	1,334,550
3,200	Chr. Hansen Holding A/S	324,356
181,952	Conagra Brands Inc.	5,047,348
67,500	Flowers Foods Inc.	1,439,100
67,000	General Mills Inc.	3,467,250
5,400	John B Sanfilippo & Son Inc.	388,098
68,800	Kellogg Co.	3,947,744
35,000	Kerry Group plc, Cl. A	3,886,882
120,000	Kikkoman Corp.	5,879,275
38,333	Lamb Weston Holdings Inc.	2,872,675
51,295	Lifeway Foods Inc.†	124,134
23,000	Maple Leaf Foods Inc.	531,994
15,000	MEIJI Holdings Co. Ltd.	1,216,728
110,000	Mondelēz International Inc., Cl. A	5,491,200
70,000	Nestlé SA	6,671,353

Shares		Market Value
50,000	Nomad Foods Ltd.†	$1,022,500
55,000	Post Holdings Inc.†	6,017,000
128,000	The Hain Celestial Group Inc.†	2,959,360
29,400	The J.M. Smucker Co.	3,425,100
50,000	The Kraft Heinz Co.	1,632,500
110,000	Tingyi (Cayman Islands) Holding Corp.	181,326
75,000	Unilever plc, ADR	4,329,000
70,000	Yakult Honsha Co. Ltd.	4,888,568

		68,335,791

	Food and Staples Retailing — 3.4%
81,000	CVS Health Corp.	4,368,330
30,000	Ingles Markets Inc., Cl. A	828,600
50,000	Sprouts Farmers Market Inc.†	1,077,000
100,000	The Kroger Co.	2,460,000
14,000	United Natural Foods Inc.†	185,080
20,000	Walgreens Boots Alliance Inc.	1,265,400

		10,184,410

	Health Care Equipment and Supplies — 17.9%
55,000	Baxter International Inc.	4,472,050
17,000	Becton, Dickinson and Co.	4,245,410
32,000	Boston Scientific Corp.†	1,228,160
65,000	Cardiovascular Systems Inc.†	2,512,900
17,000	Cutera Inc.†	300,220
35,000	DENTSPLY SIRONA Inc.	1,735,650
50,795	Electromed Inc.†	261,594
30,000	Gerresheimer AG	2,254,728
20,000	Globus Medical Inc., Cl. A†	988,200
20,000	Henry Schein Inc.†	1,202,200
13,400	ICU Medical Inc.†	3,207,022
265,000	InfuSystems Holdings Inc.†	1,327,650
20,000	Integer Holdings Corp.†	1,508,400
64,400	Lantheus Holdings Inc.†	1,576,512
45,000	Medtronic plc	4,098,600
55,000	Nevro Corp.†	3,438,050
10,000	NuVasive Inc.†	567,900
85,000	Nuvectra Corp.†	935,850
51,000	Patterson Cos. Inc.	1,114,350
25,000	Semler Scientific Inc.†	1,069,250
5,000	Smith & Nephew plc, ADR	200,550
50,000	Stericycle Inc.†	2,721,000
15,000	Stryker Corp.	2,962,800
27,500	SurModics Inc.†	1,195,700
8,000	The Cooper Companies Inc.	2,369,360
39,800	Zimmer Biomet Holdings Inc.	5,082,460

		52,576,566

	Health Care Providers and Services — 13.5%
60,000	AmerisourceBergen Corp.	4,771,200
15,000	Anthem Inc.	4,304,700
25,000	BioTelemetry Inc.†	1,565,500
8,000	Covetrus Inc.†	254,800

The Gabelli Healthcare & WellnessRx Trust

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Health Care Providers and Services (Continued)
60,000	DaVita Inc.†	$3,257,400
320,500	Evolent Health Inc., Cl. A†	4,031,890
30,000	HCA Healthcare Inc.	3,911,400
27,200	Laboratory Corp. of America Holdings†	4,161,056
15,000	McKesson Corp.	1,755,900
47,574	Orthofix Medical Inc.†	2,683,649
80,000	PetIQ Inc.†	2,512,800
51,000	Teladoc Health Inc.†	2,835,600
5,000	Tenet Healthcare Corp.†	144,200
13,900	UnitedHealth Group Inc.	3,436,914

		39,627,009

	Hotels and Gaming — 0.2%
7,500	Ryman Hospitality Properties Inc., REIT	616,800

	Household and Personal Products — 3.9%
25,000	Avon Products Inc.†	73,500
50,000	Church & Dwight Co. Inc.	3,561,500
30,000	Colgate-Palmolive Co.	2,056,200
25,000	Edgewell Personal Care Co.†	1,097,250
30,000	Energizer Holdings Inc.	1,347,900
12,000	The Estee Lauder Companies Inc., Cl. A	1,986,600
13,000	The Procter & Gamble Co.	1,352,650

		11,475,600

	Pharmaceuticals — 15.9%
75,000	Abbott Laboratories	5,995,500
15,000	Achaogen Inc.†	6,845
31,300	Allergan plc	4,582,633
60,000	Bausch Health Cos. Inc.†	1,482,000
769,168	BioScrip Inc.†	1,538,336
47,000	Bristol-Myers Squibb Co.	2,242,370
35,000	Cigna Corp.	5,628,700
3,500	Clementia Pharmaceuticals Inc.†	91,350
46,000	Johnson & Johnson	6,430,340
69,000	Merck & Co. Inc.	5,738,730
35,000	Mylan NV†	991,900
15,000	Paratek Pharmaceuticals Inc.†	80,400
60,000	Perrigo Co. plc	2,889,600
64,000	Pfizer Inc.	2,718,080
12,000	Roche Holding AG, ADR	412,680
151,020	Takeda Pharmaceutical Co. Ltd., ADR	3,076,277
30,000	Zoetis Inc.	3,020,100

		46,925,841

	Specialty Chemicals — 1.4%
31,273	International Flavors & Fragrances Inc.	4,027,650

	TOTAL COMMON STOCKS	280,929,374

Shares		Market Value
	PREFERRED STOCKS — 0.0%
	Pharmaceuticals — 0.0%
146	BioScrip Inc., Zero Coupon†	$8,589

	RIGHTS — 0.0%
	Biotechnology — 0.0%
6,907	Tobira Therapeutics Inc.†(a)	414

	Health Care Equipment and Supplies — 0.0%
40,000	American Medical Alert Corp., CPR†(a)	400

	TOTAL RIGHTS	814

	WARRANTS — 0.0%
	Pharmaceuticals — 0.0%
420	BioScrip Inc., Cl. A, expire 07/27/25†	173
420	BioScrip Inc., Cl. B, expire 07/27/25†	162

		335

	TOTAL WARRANTS	335

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 4.6%
$13,509,000	U.S. Treasury Bills,
	2.381% to 2.481%††, 05/09/19 to 08/15/19	13,443,435

	TOTAL INVESTMENTS — 100.0%
	(Cost $211,610,201)	$294,382,547

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depository Receipt
CPR	Contingent Payment Right
REIT	Real Estate Investment Trust

Geographic Diversification	% of Total Investments	Market Value
North America	82.0%	$241,375,967
Europe	10.8	31,716,865
Japan	6.4	18,832,706
Asia/Pacific	0.8	2,457,009

Total Investments	100.0%	$294,382,547

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